STRATUS FUND, INC.

                           INSTITUTIONAL CLASS SHARES


                         GOVERNMENT SECURITIES PORTFOLIO
                                GROWTH PORTFOLIO


                         SUPPLEMENT DATED MARCH 15, 2001
                        PROSPECTUS DATED NOVEMBER 1, 2000


                               PORTFOLIO MANAGERS

         The following  paragraph is added under the heading "Portfolio Managers
- Government Securities Portfolio, Growth Portfolio."

         Mark E. Portz is responsible for management of the Government Securities Portfolio. He has been affiliated with Union Bank and Trust Company since 2000. Prior to joining Union Bank and Trust Company, Mr. Portz was involved in capital market activities at BancOne Capital Markets and Alex Brown & Sons. He earned a B.Sc. Degree in Business Administration from the University of Nebraska - Lincoln and holds the Chartered Financial Analyst (CFA) professional designation.

         You may reach Stratus Fund, Inc. toll free at 1-888-769-2362.

    THIS INFORMATION SUPPLEMENTS THE PROSPECTUS OF STRATUS FUND, INC. DATED
      NOVEMBER 1, 2000. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


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                               STRATUS FUND, INC.

                              RETAIL CLASS A SHARES



                         GOVERNMENT SECURITIES PORTFOLIO
                                GROWTH PORTFOLIO



                         SUPPLEMENT DATED MARCH 15, 2001
                        PROSPECTUS DATED NOVEMBER 1, 2000


                               PORTFOLIO MANAGERS

         The following  paragraph is added under the heading "Portfolio Managers
- Government Securities Portfolio, Growth Portfolio."

         Mark E. Portz is responsible for management of the Government Securities Portfolio. He has been affiliated with Union Bank and Trust Company since 2000. Prior to joining Union Bank and Trust Company, Mr. Portz was involved in capital market activities at BancOne Capital Markets and Alex Brown & Sons. He earned a B.Sc. Degree in Business Administration from the University of Nebraska - Lincoln and holds the Chartered Financial Analyst (CFA) professional designation.

         You may reach Stratus Fund, Inc. toll free at 1-888-769-2362.

    THIS INFORMATION SUPPLEMENTS THE PROSPECTUS OF STRATUS FUND, INC. DATED
      NOVEMBER 1, 2000. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.